ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 - ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,
	2025	2024
Trade accounts receivable	$23,403,393	$24,220,265
Less: allowance for expected credit losses	(3,768,902)	(2,393,968)
Total accounts receivable, net	$19,634,491	$21,826,297
Current portion	$15,327,945	$21,826,297
Non-current portion	$4,306,546	$-

The non-current portion represents trade receivables to be collected beyond one year due to the payment terms negotiated between the Company and its customers.

The movement of allowance for expected credit losses for the years ended September 30, 2025, 2024 and 2023 was as follows:

	2025	2024	2023
Balance at beginning of the year	$2,393,968	$2,009,779	$1,222,983
Current year addition	1,407,985	334,743	800,423
Exchange differences	(33,051)	49,446	(13,627)
Balance at end of the year	$3,768,902	$2,393,968	$2,009,779